CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
OPERATING ACTIVITIES
Net loss	$ (7,755,527)	$ (6,036,733)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	590,606	500,422
Forgiveness of interest	19,447	0
Right of use asset amortization	20,218	0
Amortization of debt discount	487,641	150,000
Change in fair value of derivative liability warrants	0	114,375
Stock based compensation	788,752	708,459
Shares issued for non-employee services	2,407,570	1,100,100
Warrants issued for services	824,295	8,150
Change in fair value of derivative liability	(1,041,484)	0
Change in fair value of derivative liability warrants	108,000	0
Loss on shares issued for conversion of debt	0	77,250
Debt converted to equity	168,113	0
Unrealized gain on marketable securities	(390,566)	0
(Increase) decrease in:
Accounts receivable	(30,000)	0
Interest receivable	0	(152,104)
Prepaid assets	(159,237)	91,825
Right of use asset/liability	(20,568)	(20)
Increase (decrease) in:
Accounts payable	(240,939)	(138,547)
Accrued expenses	(320,675)	256,702
Customer deposit	(218,555)	0
NET CASH USED IN OPERATING ACTIVITIES	(4,762,909)	(3,320,121)
INVESTING ACTIVITIES
Increase in subscription receivable in exchange for cash	0	(100,000)
NET CASH USED IN INVESTING ACTIVITIES	0	(100,000)
FINANCING ACTIVITIES
Proceeds from notes payable	990,000	1,850,000
Repayment of notes payable	(218,750)	(587,500)
Warrants issued for cash	500	500,000
Cash received for stock subscription	0	50,000
Preferred stock offering	5,455,000	1,693,562
NET CASH PROVIDED BY FINANCING ACTIVITIES	6,226,750	3,506,062
NET INCREASE (DECREASE) IN CASH	1,463,841	85,941
CASH AT BEGINNING OF PERIOD	532,885	1,469,134
CASH AT END OF PERIOD	1,996,726	1,555,075
SUPPLEMENTAL CASH FLOW DISCLOSURES
Interest paid	4,386	4,386
Taxes paid	0	0
SUPPLEMENTAL NON-CASH DISCLOSURES
Shares issued for the conversion of debt	894,056	868,750
Subscriptions receivable	$ 0	$ 4,100,000